Fees Summary	Oct. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 469,180,350.58
Previously Paid Amount	61,354.42
Total Fee Amount	63,521.17
Total Offset Amount	0.00
Net Fee	$ 2,166.75